Marketable securities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Marketable securities	R$ 2,203,564	R$ 4,579,528
Current portion	(2,190,635)	(4,568,020)
Non-current portion	12,929	11,508
F U N C I N E [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	R$ 12,929	R$ 11,508
Average yield rate	0.09%	0.06%
Sovereign Fund [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	R$ 179	R$ 9,624
F I C Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	1,323,409	2,975,613
F I C C D B [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	20,371	40,496
Financial Bill [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	398,879	703,118
Other [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	R$ 447,797	R$ 839,169
Fundo Soberano [Member]
IfrsStatementLineItems [Line Items]
Average yield rate	99.94%	95.13%
F I Cs [Member]
IfrsStatementLineItems [Line Items]
Average yield rate	107.19%	122.76%